Offerings - Offering: 1	Sep. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	20,085,588
Proposed Maximum Offering Price per Unit	3.68
Maximum Aggregate Offering Price	$ 73,914,963.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,316.39
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $3.68, which is the average of the high and low prices of Common Stock on The Nasdaq Global Market on September 22, 2025 (such date being within five business days of the date that this registration statement was first filed with the SEC).